SchwabFunds-Registered Trademark-



Schwab
Money Fund


- Schwab Money Market Fund
- Schwab Government
  Money Fund
- Schwab U.S. Treasury
  Money Fund


Annual Report
December 31, 1998

SCHWAB MONEY FUNDS

We're pleased to bring you this annual report for the following funds (the Funds) for the one-year period ended December 31, 1998:

        Schwab Money Market Fund
        Schwab Government Money Fund
        Schwab U.S. Treasury Money Fund

During the reporting period, the Funds continued to provide competitive money market returns, combined with capital stability and liquidity. Please remember that an investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the Funds seek to preserve the value of your investment at $1 per share, it is possible to lose money investing in the Funds.

The Funds presented in this report are Sweep Investments-TM- that are designed for cash balances requiring frequent access. For your larger cash balances, and to help fill the cash-equivalent sector of your asset allocation plan, you may wish to consider the Value Advantage Investments.-Registered Trademark- These are designed to be longer-term money market investment vehicles for larger balances that do not require frequent access. You'll find more information about all of Schwab's money fund products on page 3 of this report.

CONTENTS

---------------------------------------------------
A Message from the Chairman                       1
---------------------------------------------------
What Money Fund Investors Should Know             2
---------------------------------------------------
Market Overview                                   4
---------------------------------------------------
Portfolio Management                              8
---------------------------------------------------
Schwab Money Market Fund                          9
---------------------------------------------------
Schwab Government Money Fund                     10
---------------------------------------------------
Schwab U.S. Treasury Money Fund                  11
---------------------------------------------------
Fund Discussion                                  12
---------------------------------------------------
Glossary of Terms                                14
---------------------------------------------------
Portfolio Highlights                             15
---------------------------------------------------
Financial Statements and Notes                   17
---------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

The past year was an eventful one for U.S. financial markets. As 1998 unfolded, investors reacted nervously to heightening tension in the Middle East, controversy in the White House and concern that an escalation in Asia's financial troubles might negatively affect U.S. companies' earnings growth. But, after a shaky start, positive economic news helped the markets regain their footing.

Investor confidence remained unshaken throughout the early part of the year until merger talks, conflicting economic news, concern about the dollar-yen relationship and speculation about a possible tightening move by the Federal Reserve caused increased volatility in domestic markets. Likewise, a combination of factors-- including worries about possible currency devaluations, the downgrading of several large Japanese banks, continued social and economic unrest in Indonesia and a budding nuclear arms race between Pakistan and India-- sent foreign markets reeling. This continued turmoil both at home and abroad caused some investors to flee all but the safest, most liquid investments, such as money market funds and U.S. Treasuries.

This volatility eased somewhat, helped in large part by record low bond yields and an absence of fresh bad news out of Asia. The U.S. stock market enjoyed impressive gains and several stock market indices passed major milestones. Then, in July, a reversal of fortune, triggered by speculation that Asia's economic problems might be deeper and longer lasting than previously expected, caused markets to plunge. Markets continued to tumble as global economic woes continued, domestic economic growth slowed and corporate profits showed their first year-over-year decline in nearly a decade. Worried that worldwide economic turmoil might trigger a further slowdown in U.S. growth and a drop in corporate profitability, investors moved out of U.S. stocks in droves.

As the year wound down, however, financial markets rebounded from steep summer losses, boosted by positive economic news, low bond yields, a flurry of major merger announcements and a spate of interest rate cuts both at home and abroad. And, in the end, most U.S. financial markets rounded out a volatile 1998 with big gains.

No one can predict what might happen to markets in the future. That's why, regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term. Because money funds can play an important role in your asset allocation plan, we've included some guidelines in the following pages about what to look for in a money market fund. You might find that more than one kind of money fund may be appropriate for you, depending on your goals and financial situation.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us and we recognize that the support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $80 billion in assets on behalf of more than 3.4 million SchwabFunds-Registered Trademark- shareholders.

Please contact us toll free at 800-435-4000 with your questions or comments. As always, we look forward to serving your investment needs.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Things have changed since then, and today investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense
ratios to pay for marketing costs.    These fees can reduce yield, in some cases
by a full percentage point. A recent survey by a money market trade publication found that more than 40% of taxable money market funds available to individual investors charge these fees. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as how you access your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash balances into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn a higher yield for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. Because the investment balance requirements are higher, these money market funds normally incur lower operating expenses and, therefore, may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1)An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

(2)Yields may vary.

(3)This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

MONEY FUNDS AT SCHWAB

Schwab offers two types of money funds--Sweep Shares-TM- and Value Advantage Investments-Registered Trademark---both of which offer taxable and tax-advantaged alternatives. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP SHARES are designed for cash balances requiring frequent access, such as your short-term and even daily cash needs. These shares can be linked to your Schwab account and contain a feature that automatically "sweeps" uninvested cash balances into the Sweep Shares of the fund you designate, according to the terms and conditions of your Schwab account. Sweep Shares also may be used to settle trades and automatically cover other day-to-day transactions, such as margin calls.

VALUE ADVANTAGE INVESTMENTS are designed to serve as longer-term money market investment vehicles for larger balances that do not require frequent access. These funds may help fill the cash-equivalent sector in your asset allocation plan. With higher minimum investment and balance requirements and other transaction restrictions designed to minimize fund operating expenses, Value Advantage Investments can offer potentially higher yields to investors. It is important to note that, unlike Sweep Shares, Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

MONEY FUNDS

Schwab offers the following money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB MONEY MARKET FUND invests in high-quality money market securities, including commercial paper, certificates of deposit and repurchase agreements.

SCHWAB GOVERNMENT MONEY FUND invests exclusively in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND invests exclusively in U.S. Treasury notes, bills and other direct obligations of the U.S. government and pays income typically free from state and local taxes.

TAX-ADVANTAGED MONEY FUNDS

The Schwab Municipal Money Funds may provide you with higher returns after taxes, especially if you're in a high tax bracket.(4) The Schwab Municipal Money Fund--Sweep Shares-TM- invests in municipal obligations that generate income free from federal income tax. And for investors in California, New York, New Jersey, Pennsylvania and Florida, Schwab offers Sweep Shares that seek to provide income free from state and, in some instances, local taxes. Consult your tax advisor for specific guidance on your tax situation before investing.

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in SchwabFunds.-Registered Trademark- In addition to automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you also can invest in person at any of our nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 800-272-4922.

(4)Income from all of the Funds may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local taxes.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued to grow at a strong real rate of 3.9% during 1998--in excess of the Federal Reserve's target range of 3.00% to 3.25%. Hurt by the Asian economic crisis and declining exports, the growth rate slowed from 5.5% in the first quarter to 1.8% in the second quarter. Strong consumer spending--which represents about two-thirds of economic activity--helped the growth rate rebound to 3.7% and 5.6% during the third and fourth quarters, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              REAL GDP GROWTH RATE
                           QUARTERLY PERCENTAGE CHANGE
                                (ANNUALIZED RATE)
Q1 1990                               3.9%
Q2 1990                               1.2%
Q3 1990                              -1.9%
Q4 1990                              -4.0%
Q1 1991                              -2.1%
Q2 1991                               1.8%
Q3 1991                               1.0%
Q4 1991                               1.0%
Q1 1992                               4.7%
Q2 1992                               2.5%
Q3 1992                               3.0%
Q4 1992                               4.3%
Q1 1993                               0.1%
Q2 1993                               2.0%
Q3 1993                               2.1%
Q4 1993                               5.3%
Q1 1994                               3.0%
Q2 1994                               4.7%
Q3 1994                               1.8%
Q4 1994                               3.6%
Q1 1995                               1.7%
Q2 1995                               0.4%
Q3 1995                               3.3%
Q4 1995                               2.8%
Q1 1996                               3.3%
Q2 1996                               6.1%
Q3 1996                               2.1%
Q4 1996                               4.2%
Q1 1997                               4.2%
Q2 1997                               4.0%
Q3 1997                               4.2%
Q4 1997                               3.0%
Q1 1998                               5.5%
Q2 1998                               1.8%
Q3 1998                               3.7%
Q4 1998                               5.6%
Source: BLOOMBERG L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors fueling this lengthy expansion. Uncertainties persist, however, as to the ultimate effect international economic problems will have on the U.S. economy, particularly on corporate earnings. Going forward, the behavior of domestic consumers in response to recent stock market volatility also may be a key determinant of whether the economy continues on its current course or softens in 1999.

UNEMPLOYMENT

In December, unemployment stood at 4.3%--its lowest level in 28 years. Labor markets have become extremely tight, growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs. (Refer to Employment Cost Index on the following page.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         U.S. UNEMPLOYMENT RATE
Jan-90                                             5.4%
Feb-90                                             5.3%
Mar-90                                             5.2%
Apr-90                                             5.4%
May-90                                             5.4%
Jun-90                                             5.2%
Jul-90                                             5.5%
Aug-90                                             5.7%
Sep-90                                             5.9%
Oct-90                                             5.9%
Nov-90                                             6.2%
Dec-90                                             6.3%
Jan-91                                             6.4%
Feb-91                                             6.6%
Mar-91                                             6.8%
Apr-91                                             6.7%
May-91                                             6.9%
Jun-91                                             6.9%
Jul-91                                             6.8%
Aug-91                                             6.9%
Sep-91                                             6.9%
Oct-91                                             7.0%
Nov-91                                             7.0%
Dec-91                                             7.3%
Jan-92                                             7.3%
Feb-92                                             7.4%
Mar-92                                             7.4%
Apr-92                                             7.4%
May-92                                             7.6%
Jun-92                                             7.8%
Jul-92                                             7.7%
Aug-92                                             7.6%
Sep-92                                             7.6%
Oct-92                                             7.3%
Nov-92                                             7.4%
Dec-92                                             7.4%
Jan-93                                             7.3%
Feb-93                                             7.1%
Mar-93                                             7.0%
Apr-93                                             7.1%
May-93                                             7.1%
Jun-93                                             7.0%
Jul-93                                             6.9%
Aug-93                                             6.8%
Sep-93                                             6.7%
Oct-93                                             6.8%
Nov-93                                             6.6%
Dec-93                                             6.5%
Jan-94                                             6.6%
Feb-94                                             6.6%
Mar-94                                             6.5%
Apr-94                                             6.4%
May-94                                             6.0%
Jun-94                                             6.1%
Jul-94                                             6.1%
Aug-94                                             6.1%
Sep-94                                             5.9%
Oct-94                                             5.8%
Nov-94                                             5.6%
Dec-94                                             5.4%
Jan-95                                             5.6%
Feb-95                                             5.4%
Mar-95                                             5.4%
Apr-95                                             5.7%
May-95                                             5.6%
Jun-95                                             5.6%
Jul-95                                             5.7%
Aug-95                                             5.7%
Sep-95                                             5.7%
Oct-95                                             5.6%
Nov-95                                             5.6%
Dec-95                                             5.6%
Jan-96                                             5.7%
Feb-96                                             5.5%
Mar-96                                             5.5%
Apr-96                                             5.5%
May-96                                             5.5%
Jun-96                                             5.3%
Jul-96                                             5.5%
Aug-96                                             5.2%
Sep-96                                             5.2%
Oct-96                                             5.3%
Nov-96                                             5.4%
Dec-96                                             5.3%
Jan-97                                             5.3%
Feb-97                                             5.3%
Mar-97                                             5.2%
Apr-97                                             5.0%
May-97                                             4.8%
Jun-97                                             5.0%
Jul-97                                             4.9%
Aug-97                                             4.9%
Sep-97                                             4.9%
Oct-97                                             4.8%
Nov-97                                             4.6%
Dec-97                                             4.7%
Jan-98                                             4.7%
Feb-98                                             4.6%
Mar-98                                             4.7%
Apr-98                                             4.3%
May-98                                             4.3%
Jun-98                                             4.5%
Jul-98                                             4.5%
Aug-98                                             4.5%
Sep-98                                             4.6%
Oct-98                                             4.6%
Nov-98                                             4.4%
Dec-98                                             4.3%
Source: BLOOMBERG L.P.

INFLATION

Price inflation remained remarkably well contained. The Consumer Price Index
(CPI) rose just 1.6% during 1998--the lowest level since 1986. Its core rate, which excludes the more volatile food and energy components, rose 2.4%--its lowest level since 1966. For all of 1998, overall producer prices fell 0.1% after dropping 1.2% in 1997, marking the first time that the index, which was created in 1947, has fallen for two consecutive years.

The Employment Cost Index, which measures inflation in wages, salaries and benefits, increased 3.4% in 1998, its largest increase in a calendar year since 1993.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   MEASURES OF INFLATION

                                                               Quarterly Employment Cost Index   Monthly Consumer Price Index
Jan-90                                                                      5.46%                           5.2%
Feb-90                                                                      5.46%                           5.3%
Mar-90                                                                      5.46%                           5.2%
Apr-90                                                                      5.40%                           4.7%
May-90                                                                      5.40%                           4.4%
Jun-90                                                                      5.40%                           4.7%
Jul-90                                                                      5.22%                           4.8%
Aug-90                                                                      5.22%                           5.6%
Sep-90                                                                      5.22%                           6.2%
Oct-90                                                                      4.87%                           6.3%
Nov-90                                                                      4.87%                           6.3%
Dec-90                                                                      4.87%                           6.1%
Jan-91                                                                      4.60%                           5.7%
Feb-91                                                                      4.60%                           5.3%
Mar-91                                                                      4.60%                           4.9%
Apr-91                                                                      4.55%                           4.9%
May-91                                                                      4.55%                           5.0%
Jun-91                                                                      4.55%                           4.7%
Jul-91                                                                      4.30%                           4.4%
Aug-91                                                                      4.30%                           3.8%
Sep-91                                                                      4.30%                           3.4%
Oct-91                                                                      4.28%                           2.9%
Nov-91                                                                      4.28%                           3.0%
Dec-91                                                                      4.28%                           3.1%
Jan-92                                                                      4.03%                           2.6%
Feb-92                                                                      4.03%                           2.8%
Mar-92                                                                      4.03%                           3.2%
Apr-92                                                                      3.63%                           3.2%
May-92                                                                      3.63%                           3.0%
Jun-92                                                                      3.63%                           3.1%
Jul-92                                                                      3.50%                           3.2%
Aug-92                                                                      3.50%                           3.1%
Sep-92                                                                      3.50%                           3.0%
Oct-92                                                                      3.48%                           3.2%
Nov-92                                                                      3.48%                           3.0%
Dec-92                                                                      3.48%                           2.9%
Jan-93                                                                      3.52%                           3.3%
Feb-93                                                                      3.52%                           3.2%
Mar-93                                                                      3.52%                           3.1%
Apr-93                                                                      3.59%                           3.2%
May-93                                                                      3.59%                           3.2%
Jun-93                                                                      3.59%                           3.0%
Jul-93                                                                      3.55%                           2.8%
Aug-93                                                                      3.55%                           2.8%
Sep-93                                                                      3.55%                           2.7%
Oct-93                                                                      3.53%                           2.8%
Nov-93                                                                      3.53%                           2.7%
Dec-93                                                                      3.53%                           2.7%
Jan-94                                                                      3.23%                           2.5%
Feb-94                                                                      3.23%                           2.5%
Mar-94                                                                      3.23%                           2.5%
Apr-94                                                                      3.21%                           2.4%
May-94                                                                      3.21%                           2.3%
Jun-94                                                                      3.21%                           2.5%
Jul-94                                                                      3.18%                           2.8%
Aug-94                                                                      3.18%                           2.9%
Sep-94                                                                      3.18%                           3.0%
Oct-94                                                                      2.99%                           2.6%
Nov-94                                                                      2.99%                           2.7%
Dec-94                                                                      2.99%                           2.7%
Jan-95                                                                      2.88%                           2.8%
Feb-95                                                                      2.88%                           2.9%
Mar-95                                                                      2.88%                           2.9%
Apr-95                                                                      2.87%                           3.1%
May-95                                                                      2.87%                           3.2%
Jun-95                                                                      2.87%                           3.0%
Jul-95                                                                      2.68%                           2.8%
Aug-95                                                                      2.68%                           2.6%
Sep-95                                                                      2.68%                           2.5%
Oct-95                                                                      2.75%                           2.8%
Nov-95                                                                      2.75%                           2.6%
Dec-95                                                                      2.75%                           2.5%
Jan-96                                                                      2.80%                           2.7%
Feb-96                                                                      2.80%                           2.7%
Mar-96                                                                      2.80%                           2.8%
Apr-96                                                                      2.87%                           2.9%
May-96                                                                      2.87%                           2.9%
Jun-96                                                                      2.87%                           2.8%
Jul-96                                                                      2.84%                           3.0%
Aug-96                                                                      2.84%                           2.9%
Sep-96                                                                      2.84%                           3.0%
Oct-96                                                                      2.91%                           3.0%
Nov-96                                                                      2.91%                           3.3%
Dec-96                                                                      2.91%                           3.3%
Jan-97                                                                      2.88%                           3.0%
Feb-97                                                                      2.88%                           3.0%
Mar-97                                                                      2.88%                           2.8%
Apr-97                                                                      2.79%                           2.5%
May-97                                                                      2.79%                           2.2%
Jun-97                                                                      2.79%                           2.3%
Jul-97                                                                      2.99%                           2.2%
Aug-97                                                                      2.99%                           2.2%
Sep-97                                                                      2.99%                           2.2%
Oct-97                                                                      3.29%                           2.1%
Nov-97                                                                      3.29%                           1.8%
Dec-97                                                                      3.29%                           1.7%
Jan-98                                                                      3.26%                           1.6%
Feb-98                                                                      3.26%                           1.4%
Mar-98                                                                      3.26%                           1.4%
Apr-98                                                                      3.50%                           1.4%
May-98                                                                      3.50%                           1.7%
Jun-98                                                                      3.50%                           1.7%
Jul-98                                                                      3.70%                           1.7%
Aug-98                                                                      3.70%                           1.6%
Sep-98                                                                      3.70%                           1.5%
Oct-98                                                                      3.40%                           1.5%
Nov-98                                                                      3.40%                           1.5%
Dec-98                                                                      3.40%                           1.6%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew at an annualized rate of 2.2% in 1998, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

The 12-month reporting period served as a textbook example of the benefits of asset allocation, demonstrating that various segments of the equities market can exhibit markedly divergent returns as well as the relative stability of the bonds and cash asset classes.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    ASSET CLASS TOTAL RETURN PERFORMANCE
    VALUE OF A HYPOTHETICAL $1 INVESTMENT

                                                  MSCI-EAFE-REGISTERED      S&P 500-REGISTERED
                                                    TRADEMARK-INDEX          TRADEMARK-INDEX
Dec-97                                                  $1.000                  $1.000
Jan-98                                                  $1.046                  $1.011
Feb-98                                                  $1.113                  $1.084
Mar-98                                                  $1.147                  $1.140
Apr-98                                                  $1.156                  $1.151
May-98                                                  $1.151                  $1.131
Jun-98                                                  $1.159                  $1.177
Jul-98                                                  $1.171                  $1.165
Aug-98                                                  $1.026                  $0.996
Sep-98                                                  $0.994                  $1.060
Oct-98                                                  $1.098                  $1.147
Nov-98                                                  $1.154                  $1.216
Dec-98                                                  $1.200                  $1.286

    ASSET CLASS TOTAL RETURN PERFORMANCE
    VALUE OF A HYPOTHETICAL $1 INVESTMENT
                                                RUSSELL 2000-REGISTERED     LEHMAN AGGREGATE
                                                    TRADEMARK-INDEX            BOND INDEX
Dec-97                                                  $1.000                  $1.000
Jan-98                                                  $0.984                  $1.013
Feb-98                                                  $1.057                  $1.012
Mar-98                                                  $1.100                  $1.015
Apr-98                                                  $1.106                  $1.021
May-98                                                  $1.047                  $1.030
Jun-98                                                  $1.049                  $1.039
Jul-98                                                  $0.964                  $1.041
Aug-98                                                  $0.777                  $1.058
Sep-98                                                  $0.838                  $1.083
Oct-98                                                  $0.872                  $1.077
Nov-98                                                  $0.917                  $1.083
Dec-98                                                  $0.974                  $1.087

The MSCI-EAFE Index, also referred to as the MSCI-EAFE (ND) Index, represents total return net of foreign income taxes withheld on dividends.

The equities markets experienced significant volatility throughout the period, however, what was truly remarkable was the difference between the returns of large- and small-cap stocks. Large-cap stocks, as represented by the S&P 500 Index, achieved a total return of 28.58% for the one-year period. Small- cap stocks, as represented by the Russell 2000 Index, experienced a NEGATIVE total return of 2.57%, resulting in a difference of 31.15% between the 12-month total returns for the two asset classes.

International stock returns were characterized by the markedly divergent performance of Asian countries, most of which experienced significant declines, and European countries, most of which experienced healthy gains for the period. Combined, international stock returns, as represented by the MSCI-EAFE Index, experienced a positive total return of 20.00% for the reporting period.

Reflecting the decline in interest rates, fixed income returns were generally strong for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 8.69% for the reporting period.

TREASURY YIELDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                    30-YEAR TREASURY  FIVE-YEAR TREASURY
                                                       BOND YIELD         NOTE YIELD
1/2/98                                                    5.84%             5.61%
1/9/98                                                    5.73%             5.25%
1/16/98                                                   5.81%             5.40%
1/23/98                                                   5.97%             5.52%
1/30/98                                                   5.80%             5.38%
2/6/98                                                    5.92%             5.47%
2/13/98                                                   5.85%             5.42%
2/20/98                                                   5.87%             5.49%
2/27/98                                                   5.92%             5.59%
3/6/98                                                    6.02%             5.65%
3/13/98                                                   5.89%             5.53%
3/20/98                                                   5.89%             5.55%
3/27/98                                                   5.96%             5.68%
4/3/98                                                    5.79%             5.49%
4/10/98                                                   5.88%             5.56%
4/17/98                                                   5.88%             5.56%
4/24/98                                                   5.95%             5.63%
5/1/98                                                    5.93%             5.62%
5/8/98                                                    5.98%             5.65%
5/15/98                                                   5.97%             5.67%
5/22/98                                                   5.90%             5.64%
5/29/98                                                   5.80%             5.55%
6/5/98                                                    5.79%             5.59%
6/12/98                                                   5.66%             5.45%
6/19/98                                                   5.67%             5.51%
6/26/98                                                   5.63%             5.49%
7/3/98                                                    5.60%             5.41%
7/10/98                                                   5.63%             5.40%
7/17/98                                                   5.75%             5.49%
7/24/98                                                   5.69%             5.48%
7/31/98                                                   5.71%             5.50%
8/7/98                                                    5.63%             5.38%
8/14/98                                                   5.54%             5.33%
8/21/98                                                   5.43%             5.19%
8/28/98                                                   5.34%             4.90%
9/4/98                                                    5.29%             4.89%
9/11/98                                                   5.23%             4.65%
9/18/98                                                   5.15%             4.52%
9/25/98                                                   5.11%             4.37%
10/2/98                                                   4.84%             4.08%
10/9/98                                                   5.12%             4.46%
10/16/98                                                  4.98%             4.04%
10/23/98                                                  5.18%             4.30%
10/30/98                                                  5.16%             4.23%
11/6/98                                                   5.39%             4.59%
11/13/98                                                  5.25%             4.50%
11/20/98                                                  5.22%             4.60%
11/27/98                                                  5.16%             4.59%
12/4/98                                                   5.04%             4.39%
12/11/98                                                  5.02%             4.39%
12/18/98                                                  5.00%             4.36%
12/25/98                                                  5.22%             4.71%
Source: BLOOMBERG L.P.

Treasury yields fell during the reporting period by 0.68% to 5.22% for 30-year bonds and by 1.00% to 4.71% for five-year notes. International economic problems were a major factor contributing to the decline in yields. Investors seeking a safe haven increased demand for U.S Treasury securities and bid up prices, thereby decreasing Treasury bond yields. In addition, the Federal Reserve elected to leave rates unchanged throughout much of the reporting period, due in part to international market turbulence, as well as acceptable domestic economic statistics that showed strong growth coupled with contained inflation. This led to favorable fixed income market conditions.

In an effort to provide liquidity to financial markets and shelter the U.S. economy from the effect of increasing weakness in foreign economies, the Federal Reserve cut short-term interest rates three times since the end of September. At the time of this writing, the federal funds rate stood at 4.75%.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates remained in a narrow range throughout the first half of the reporting period due to widespread expectations that there would be no changes to Federal Reserve policy. In the second half of the year, amid increasing concerns surrounding international economic problems and financial markets liquidity, the Federal Reserve initiated a series of three reductions to the federal funds rate. Although these actions accompanied a decline in short-term rates in general, Treasury bill yields, in particular, declined as investors sought a safe haven in U.S. Treasury securities. Towards the end of the period, the "spread" in yields between Treasury Bills and commercial paper returned to more normal levels.

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   1998 YIELDS ON 90-DAY COMMERCIAL PAPER
       AND THREE-MONTH TREASURY BILLS
                                                     THREE-MONTH          90-DAY
                                                    TREASURY BILL    COMMERCIAL PAPER
1/1/98                                                  5.35%               5.54%
1/2/98                                                  5.29%               5.54%
1/5/98                                                  5.23%               5.56%
1/6/98                                                  5.20%               5.47%
1/7/98                                                  5.20%               5.45%
1/8/98                                                  5.10%               5.44%
1/9/98                                                  5.01%               5.42%
1/12/98                                                 5.02%               5.36%
1/13/98                                                 5.19%               5.38%
1/14/98                                                 5.15%               5.37%
1/15/98                                                 5.11%               5.37%
1/16/98                                                 5.15%               5.41%
1/19/98                                                 5.15%               5.41%
1/20/98                                                 5.15%               5.41%
1/21/98                                                 5.11%               5.40%
1/22/98                                                 5.13%               5.40%
1/23/98                                                 5.17%               5.40%
1/26/98                                                 5.12%               5.40%
1/27/98                                                 5.25%               5.40%
1/28/98                                                 5.21%               5.39%
1/29/98                                                 5.19%               5.40%
1/30/98                                                 5.18%               5.42%
2/2/98                                                  5.22%               5.40%
2/3/98                                                  5.23%               5.40%
2/4/98                                                  5.11%               5.42%
2/5/98                                                  5.15%               5.38%
2/6/98                                                  5.17%               5.43%
2/9/98                                                  5.13%               5.41%
2/10/98                                                 5.21%               5.42%
2/11/98                                                 5.20%               5.42%
2/12/98                                                 5.21%               5.43%
2/13/98                                                 5.15%               5.39%
2/16/98                                                 5.21%               5.39%
2/17/98                                                 5.18%               5.40%
2/18/98                                                 5.17%               5.41%
2/19/98                                                 5.19%               5.43%
2/20/98                                                 5.20%               5.44%
2/23/98                                                 5.24%               5.43%
2/24/98                                                 5.32%               5.44%
2/25/98                                                 5.30%               5.42%
2/26/98                                                 5.34%               5.45%
2/27/98                                                 5.31%               5.48%
3/2/98                                                  5.30%               5.42%
3/3/98                                                  5.17%               5.45%
3/4/98                                                  5.15%               5.47%
3/5/98                                                  5.16%               5.47%
3/6/98                                                  5.15%               5.47%
3/9/98                                                  5.09%               5.49%
3/10/98                                                 5.08%               5.47%
3/11/98                                                 5.08%               5.45%
3/12/98                                                 5.08%               5.46%
3/13/98                                                 5.09%               5.48%
3/16/98                                                 5.10%               5.49%
3/17/98                                                 5.14%               5.45%
3/18/98                                                 5.15%               5.46%
3/19/98                                                 5.17%               5.46%
3/20/98                                                 5.17%               5.46%
3/23/98                                                 5.14%               5.45%
3/24/98                                                 5.14%               5.47%
3/25/98                                                 5.17%               5.45%
3/26/98                                                 5.20%               5.45%
3/27/98                                                 5.21%               5.46%
3/30/98                                                 5.21%               5.44%
3/31/98                                                 5.12%               5.47%
4/1/98                                                  5.11%               5.46%
4/2/98                                                  5.09%               5.48%
4/3/98                                                  5.08%               5.47%
4/6/98                                                  5.08%               5.45%
4/7/98                                                  5.04%               5.46%
4/8/98                                                  5.05%               5.45%
4/9/98                                                  5.05%               5.46%
4/10/98                                                 5.05%               5.46%
4/13/98                                                 5.16%               5.43%
4/14/98                                                 5.11%               5.46%
4/15/98                                                 5.07%               5.46%
4/16/98                                                 5.05%               5.47%
4/17/98                                                 5.04%               5.45%
4/20/98                                                 5.02%               5.47%
4/21/98                                                 5.07%               5.44%
4/22/98                                                 5.08%               5.46%
4/23/98                                                 5.08%               5.44%
4/24/98                                                 5.06%               5.45%
4/27/98                                                 5.05%               5.51%
4/28/98                                                 5.06%               5.49%
4/29/98                                                 5.06%               5.49%
4/30/98                                                 4.97%               5.49%
5/1/98                                                  5.00%               5.46%
5/4/98                                                  5.02%               5.47%
5/5/98                                                  5.11%               5.46%
5/6/98                                                  5.10%               5.49%
5/7/98                                                  5.10%               5.46%
5/8/98                                                  5.12%               5.47%
5/11/98                                                 5.12%               5.48%
5/12/98                                                 5.13%               5.47%
5/13/98                                                 5.12%               5.48%
5/14/98                                                 5.16%               5.49%
5/15/98                                                 5.16%               5.49%
5/18/98                                                 5.17%               5.50%
5/19/98                                                 5.20%               5.50%
5/20/98                                                 5.18%               5.48%
5/21/98                                                 5.23%               5.48%
5/22/98                                                 5.21%               5.48%
5/25/98                                                 5.21%               5.48%
5/26/98                                                 5.10%               5.48%
5/27/98                                                 5.09%               5.49%
5/28/98                                                 5.05%               5.48%
5/29/98                                                 5.01%               5.47%
6/1/98                                                  4.97%               5.49%
6/2/98                                                  5.20%               5.46%
6/3/98                                                  5.11%               5.48%
6/4/98                                                  5.11%               5.48%
6/5/98                                                  5.11%               5.48%
6/8/98                                                  5.12%               5.49%
6/9/98                                                  5.14%               5.48%
6/10/98                                                 5.13%               5.49%
6/11/98                                                 5.09%               5.48%
6/12/98                                                 5.11%               5.49%
6/15/98                                                 5.11%               5.47%
6/16/98                                                 5.16%               5.47%
6/17/98                                                 5.21%               5.48%
6/18/98                                                 5.18%               5.49%
6/19/98                                                 5.15%               5.48%
6/22/98                                                 5.12%               5.49%
6/23/98                                                 5.07%               5.48%
6/24/98                                                 5.04%               5.50%
6/25/98                                                 5.00%               5.48%
6/26/98                                                 4.99%               5.49%
6/29/98                                                 5.00%               5.50%
6/30/98                                                 5.08%               5.47%
7/1/98                                                  5.10%               5.48%
7/2/98                                                  5.06%               5.48%
7/3/98                                                  5.05%               5.48%
7/6/98                                                  5.05%               5.48%
7/7/98                                                  5.10%               5.49%
7/8/98                                                  5.08%               5.48%
7/9/98                                                  5.05%               5.47%
7/10/98                                                 5.04%               5.47%
7/13/98                                                 5.07%               5.47%
7/14/98                                                 5.14%               5.49%
7/15/98                                                 5.13%               5.48%
7/16/98                                                 5.16%               5.47%
7/17/98                                                 5.14%               5.49%
7/20/98                                                 5.12%               5.48%
7/21/98                                                 5.07%               5.50%
7/22/98                                                 5.07%               5.47%
7/23/98                                                 5.09%               5.48%
7/24/98                                                 5.08%               5.48%
7/27/98                                                 5.07%               5.51%
7/28/98                                                 5.06%               5.49%
7/29/98                                                 5.06%               5.50%
7/30/98                                                 5.07%               5.50%
7/31/98                                                 5.08%               5.50%
8/3/98                                                  5.11%               5.50%
8/4/98                                                  5.08%               5.49%
8/5/98                                                  5.08%               5.47%
8/6/98                                                  5.02%               5.49%
8/7/98                                                  4.98%               5.49%
8/10/98                                                 4.97%               5.49%
8/11/98                                                 5.02%               5.47%
8/12/98                                                 4.99%               5.49%
8/13/98                                                 5.06%               5.47%
8/14/98                                                 5.01%               5.47%
8/17/98                                                 5.05%               5.48%
8/18/98                                                 5.08%               5.48%
8/19/98                                                 5.06%               5.47%
8/20/98                                                 5.04%               5.47%
8/21/98                                                 4.98%               5.46%
8/24/98                                                 5.05%               5.47%
8/25/98                                                 5.07%               5.48%
8/26/98                                                 5.05%               5.47%
8/27/98                                                 4.97%               5.47%
8/28/98                                                 4.88%               5.48%
8/31/98                                                 4.83%               5.43%
9/1/98                                                  4.90%               5.42%
9/2/98                                                  4.89%               5.42%
9/3/98                                                  4.84%               5.43%
9/4/98                                                  4.85%               5.41%
9/7/98                                                  4.86%               5.41%
9/8/98                                                  4.87%               5.43%
9/9/98                                                  4.86%               5.40%
9/10/98                                                 4.78%               5.38%
9/11/98                                                 4.86%               5.35%
9/14/98                                                 4.84%               5.33%
9/15/98                                                 4.79%               5.34%
9/16/98                                                 4.71%               5.34%
9/17/98                                                 4.67%               5.31%
9/18/98                                                 4.61%               5.30%
9/21/98                                                 4.66%               5.32%
9/22/98                                                 4.80%               5.32%
9/23/98                                                 4.68%               5.30%
9/24/98                                                 4.59%               5.20%
9/25/98                                                 4.49%               5.20%
9/28/98                                                 4.43%               5.13%
9/29/98                                                 4.39%               5.08%
9/30/98                                                 4.36%               5.12%
10/1/98                                                 4.24%               5.14%
10/2/98                                                 4.19%               5.08%
10/5/98                                                 4.11%               5.08%
10/6/98                                                 4.16%               5.10%
10/7/98                                                 4.12%               5.14%
10/8/98                                                 3.90%               5.13%
10/9/98                                                 3.89%               5.11%
10/12/98                                                3.89%               5.11%
10/13/98                                                3.88%               5.10%
10/14/98                                                4.01%               5.11%
10/15/98                                                3.91%               5.13%
10/16/98                                                3.62%               5.00%
10/19/98                                                3.80%               4.98%
10/20/98                                                3.99%               4.95%
10/21/98                                                3.98%               4.95%
10/22/98                                                3.97%               5.00%
10/23/98                                                3.98%               5.02%
10/26/98                                                4.09%               4.97%
10/27/98                                                4.16%               4.96%
10/28/98                                                4.26%               4.96%
10/29/98                                                4.31%               4.96%
10/30/98                                                4.32%               5.05%
11/2/98                                                 4.40%               5.07%
11/3/98                                                 4.49%               5.05%
11/4/98                                                 4.57%               5.03%
11/5/98                                                 4.56%               5.10%
11/6/98                                                 4.64%               5.14%
11/9/98                                                 4.63%               5.15%
11/10/98                                                4.56%               5.13%
11/11/98                                                4.56%               5.13%
11/12/98                                                4.46%               5.13%
11/13/98                                                4.46%               5.12%
11/16/98                                                4.51%               5.06%
11/17/98                                                4.39%               5.15%
11/18/98                                                4.43%               4.97%
11/19/98                                                4.44%               4.97%
11/20/98                                                4.45%               5.00%
11/23/98                                                4.59%               4.97%
11/24/98                                                4.60%               4.97%
11/25/98                                                4.56%               5.00%
11/26/98                                                4.55%               5.00%
11/27/98                                                4.52%               5.00%
11/30/98                                                4.48%               5.02%
12/1/98                                                 4.49%               5.08%
12/2/98                                                 4.48%               5.03%
12/3/98                                                 4.43%               5.04%
12/4/98                                                 4.47%               5.02%
12/7/98                                                 4.49%               5.02%
12/8/98                                                 4.42%               5.00%
12/9/98                                                 4.41%               4.98%
12/10/98                                                4.48%               4.99%
12/11/98                                                4.50%               5.03%
12/14/98                                                4.49%               5.00%
12/15/98                                                4.49%               5.00%
12/16/98                                                4.42%               4.99%
12/17/98                                                4.46%               5.01%
12/18/98                                                4.49%               5.00%
12/21/98                                                4.51%               5.01%
12/22/98                                                4.50%               5.00%
12/23/98                                                4.58%               5.02%
12/24/98                                                4.56%               5.03%
12/25/98                                                4.56%               5.03%
12/28/98                                                4.52%               5.03%
12/29/98                                                4.59%               5.07%
12/30/98                                                4.54%               4.86%
12/31/98                                                4.45%               4.84%
Source: BLOOMBERG L.P.

  NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD, senior vice president and chief investment officer, has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN, vice president and senior portfolio manager, has managed the Schwab Money Market Fund since April of 1991. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

AMY TREANOR, portfolio manager, has managed the Schwab Government Money Fund and the U.S. Treasury Fund from May 1997 through December 31, 1998. Amy joined CSIM in 1992 as associate portfolio trader and was promoted to portfolio manager in May 1997. Prior to joining CSIM, Amy was portfolio manager and assistant vice president with Capitalcorp Asset Management.

PLEASE NOTE THAT GOING FORWARD, THE SCHWAB GOVERNMENT MONEY FUND AND THE SCHWAB U.S. TREASURY FUND WILL BE MANAGED BY LINDA KLINGMAN.

SCHWAB MONEY MARKET FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

---------------------------------------------------------------------------
Seven-Day Yield                                            4.62%
---------------------------------------------------------------------------
Seven-Day Effective Yield                                  4.73%
---------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day and seven-day effective yields for the Fund would have been 4.52% and 4.62%, respectively.

PORTFOLIO COMPOSITION

The Schwab Money Market Fund invests in high-quality money market securities, including commercial paper and other corporate obligations, bank certificates of deposit, time deposits, bankers' acceptances, U.S. government securities and repurchase agreements for these securities. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(2)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Obligations          75.8%
Certificates of Deposit        15.8%
Variable-Rate Obligations       5.0%
Bank Notes                      2.4%
Repurchase Agreements           1.0%

(2)These percentages do not take into account other assets and liabilities.

SCHWAB GOVERNMENT MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

---------------------------------------------------------------------------
Seven-Day Yield                                            4.51%
---------------------------------------------------------------------------
Seven-Day Effective Yield                                  4.61%
---------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day current and seven-day effective yields for the Fund would have been 4.35% and 4.44%, respectively.

PORTFOLIO COMPOSITION

The Schwab Government Money Fund invests exclusively in U.S. government securities, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and U.S. Treasury bills, notes and bonds, and repurchase agreements for these securities. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(2)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Government Securities      90.9%
Repurchase Agreements            6.8%
Variable-Rate Obligations        2.3%

(2)These percentages do not take into account other assets and liabilities.

SCHWAB U.S. TREASURY MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 12/31/98(1)

---------------------------------------------------------------------------
Seven-Day Yield                                            4.22%
---------------------------------------------------------------------------
Seven-Day Effective Yield                                  4.31%
---------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 12/31/98, the seven-day current and seven-day effective yields for the Fund would have been 3.96% and 4.04%, respectively.

PORTFOLIO COMPOSITION

The Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury notes, bills and other direct obligations of the U.S. Treasury that are backed by the full faith and credit of the U.S. government. The chart to the right illustrates the composition of the Fund's portfolio as of December 31, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of December 31, 1998, is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(2)
                                 as of 12/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Government Securities     100.0%

(2)These percentages do not take into account other assets and liabilities.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. Our strategy for managing the Funds remained consistent during the reporting period. We attempted to maintain a dollar-weighted average maturity (DWAM) slightly longer than that of other funds with similar investment objectives. This strategy had a beneficial impact on yields throughout most of the period.

During the first half of the reporting period, based on our expectation that the Federal Reserve would not raise the federal funds rate, thereby not increasing interest rates, we looked for opportunities to purchase securities with somewhat longer maturities (and higher yields) when market conditions were advantageous.

During the second half of the period, credit and liquidity concerns surfaced both domestically and abroad, sending the financial markets into an extended period of uncertainty and turmoil. Based on our expectation that the Federal Reserve would need to lower the federal funds rate to provide stability in the markets, we again purchased securities with longer maturities in an effort to mitigate, or delay, the impact of the reduction in short-term interest rates.

Although the Funds' yields fell noticeably during the second half of the reporting period, money market fund yields in general tend to respond to short-term interest rate changes more slowly than other types of short-term interest-bearing investments (such as certificates of deposit). This is because a money market fund purchases a portfolio of securities, each of which has its own maturity date. The longer the DWAM of the portfolio, the longer it holds its current securities, and the longer it takes for changes in short-term interest rates to affect the fund's yield. This structure may help money market funds maintain higher yields when short-term rates are falling. For this reason, money market fund yields may be somewhat slower to respond to increases in short-term yields during periods of rapidly rising short-term rates.

Q. WHAT IMPACT HAVE THE ECONOMIC PROBLEMS OF SO MANY PACIFIC RIM COUNTRIES HAD ON THE MANAGEMENT OF THE FUNDS?

A. Beginning in the fourth quarter of 1997, many Asian and emerging market economies experienced economic difficulties and severe currency devaluations. These problems persisted throughout 1998. Although these are serious global problems that will no doubt have a credit impact on the issuers of securities in those countries and their economies, to date, they have not had a significant effect on the issuers of what typically are considered money market-eligible securities. Nevertheless, we continue, as always, to carefully monitor the creditworthiness of any issuer of securities considered for investment by the Funds.

By virtue of their respective investment objectives, the Schwab U.S. Treasury Money Fund and the Schwab Government Money Fund are not exposed to Asian securities. The Schwab Money Market Fund, however, is able to invest in high-quality, U.S. dollar-denominated money market securities of foreign issuers.

As we discussed in previous reports, the Schwab Money Market Fund did, as a precaution, reduce its exposure to Japanese issuers of commercial paper, Japanese providers of credit enhancements, and certificates of deposit issued by Japanese banks. Since the end of the semiannual reporting period (June 30, 1998) and throughout the remainder of the year, the Schwab Money Market Fund had no direct or indirect exposure to any Asian issuers or providers of credit enhancements. We will continue to monitor the risks and relative merits of any direct or indirect Asian exposure for the Fund.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's,-Registered Trademark- Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MONEY MARKET FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

-------------------------------------------------
Last seven days:                            4.62%
-------------------------------------------------
Last three months:                          4.71%
-------------------------------------------------
Last 12 months:                             4.88%
-------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   18.9%      17.1%      18.8%       9.7%
------------------------------------------------------------------
16-30 days                  17.7%      15.0%      17.6%      11.7%
------------------------------------------------------------------
31-60 days                  21.9%      28.2%      22.5%      28.2%
------------------------------------------------------------------
61-90 days                  16.6%      20.4%      20.6%      29.8%
------------------------------------------------------------------
91-120 days                  7.8%       6.1%       2.5%       9.6%
------------------------------------------------------------------
More than 120 days          17.1%      13.2%      18.0%      11.0%
------------------------------------------------------------------
Weighted average          67 days    63 days    65 days    67 days
------------------------------------------------------------------

PORTFOLIO QUALITY

                                              PERCENTAGE OF NET ASSETS:
SEC TIER RATING                                       12/31/98
---------------------------------------------------------------------------
Tier 1                                                 100.0%
---------------------------------------------------------------------------

SCHWAB GOVERNMENT MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

------------------------------------------------
Last seven days:                           4.51%
------------------------------------------------
Last three months:                         4.56%
------------------------------------------------
Last 12 months:                            4.77%
------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                   46.5%      46.9%      54.8%       9.1%
------------------------------------------------------------------
16-30 days                   4.2%       2.6%       7.2%      19.9%
------------------------------------------------------------------
31-60 days                  10.8%      12.1%       5.1%      33.8%
------------------------------------------------------------------
61-90 days                  13.5%      18.0%      10.0%      20.5%
------------------------------------------------------------------
91-120 days                  4.6%       3.1%       1.2%       7.5%
------------------------------------------------------------------
More than 120 days          20.4%      17.3%      21.7%       9.2%
------------------------------------------------------------------
Weighted average          61 days    73 days    63 days    60 days
------------------------------------------------------------------

PORTFOLIO QUALITY

                                              PERCENTAGE OF NET ASSETS:
SEC TIER RATING                                       12/31/98
---------------------------------------------------------------------------
Tier 1                                                 100.0%
---------------------------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB U.S. TREASURY MONEY FUND

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98(1)

-------------------------------------------------
Last seven days:                            4.22%
-------------------------------------------------
Last three months:                          4.04%
-------------------------------------------------
Last 12 months:                             4.33%
-------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/98    6/30/98    9/30/98   12/31/98
------------------------------------------------------------------
0-15 days                    8.8%       0.4%       2.4%       0.8%
------------------------------------------------------------------
16-30 days                  37.1%       0.0%       0.0%      10.9%
------------------------------------------------------------------
31-60 days                  14.7%      47.3%      41.1%      36.6%
------------------------------------------------------------------
61-90 days                  10.3%       6.8%       8.3%      13.6%
------------------------------------------------------------------
91-120 days                  3.4%      18.4%       4.7%      13.1%
------------------------------------------------------------------
More than 120 days          25.7%      27.1%      43.5%      25.0%
------------------------------------------------------------------
Weighted average          69 days    85 days    88 days    83 days
------------------------------------------------------------------

PORTFOLIO QUALITY

                                              PERCENTAGE OF NET ASSETS:
SEC TIER RATING                                       12/31/98
---------------------------------------------------------------------------
Tier 1                                                 100.0%
---------------------------------------------------------------------------

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                 Par        Value
                              --------    ---------
COMMERCIAL PAPER AND OTHER CORPORATE
 OBLIGATIONS -- 75.9%(a)
AUTOMOTIVE -- 4.9%
Chrysler Financial Co., L.L.C.
   5.33%, 02/23/99            $ 60,000    $  59,536
   5.15%, 03/02/99              50,000       49,577
   5.15%, 03/03/99              60,000       59,484
   5.19%, 03/23/99              30,000       29,654
FCE Bank PLC
   5.10%, 03/04/99             100,000       99,134
   5.10%, 03/17/99             100,000       98,954
   5.10%, 03/18/99              20,000       19,788
   5.04%, 04/08/99              50,000       49,330
   5.17%, 04/09/99              12,000       11,834
   5.00%, 06/11/99              39,000       38,149
Ford Motor Credit
   5.14%, 04/08/99              34,000       33,537
General Motors Acceptance Corp.
   5.31%, 02/09/99              14,000       13,921
   5.32%, 02/09/99              50,000       49,716
   5.33%, 02/09/99             100,000       99,430
   5.32%, 02/10/99              50,000       49,708
   5.33%, 02/10/99             100,000       99,416
   5.32%, 02/11/99              50,000       49,701
   5.33%, 02/11/99              40,000       39,760
   5.32%, 02/12/99              40,000       39,755
   5.32%, 02/16/99              50,000       49,665
   5.31%, 02/17/99              50,000       49,658
   5.31%, 02/18/99              50,000       49,651
   5.31%, 02/19/99              50,000       49,643
Hertz Corp.
   5.24%, 03/10/99              38,000       37,629
   5.17%, 03/18/99              75,000       74,193
   5.26%, 03/23/99              50,000       49,416
                                          ---------
                                          1,350,239
                                          ---------
BANKING - BELGIUM -- 1.3%
Cregem North America, Inc.
   5.27%, 02/24/99             100,000       99,222
   5.14%, 03/26/99             100,000       98,818
   5.17%, 03/31/99             100,000       98,739
Generale Bank, Inc.
   5.09%, 03/29/99              50,000       49,399
                                          ---------
                                            346,178
                                          ---------


                                 Par        Value
                              ---------   ----------
BANKING - CANADA -- 0.6%
National Bank of Canada
   5.00%, 06/14/99            $100,000    $  97,778
   5.00%, 06/16/99              70,000       68,427
                                          ---------
                                            166,205
                                          ---------
BANKING - DENMARK -- 0.4%
Den Danske Corp.
   5.19%, 03/30/99              50,000       49,374
Unifunding, Inc.
   5.14%, 03/08/99              10,000        9,907
   5.02%, 06/09/99              50,000       48,919
                                          ---------
                                            108,200
                                          ---------
BANKING - DOMESTIC -- 3.1%
Bank One Corp.
   5.13%, 03/15/99              25,000       24,745
   5.20%, 04/21/99              30,000       29,537
BankAmerica Corp.
   4.94%, 03/23/99             126,000      124,628
   5.10%, 03/23/99              12,000       11,865
   5.10%, 03/24/99             100,000       98,859
   5.08%, 04/08/99              50,000       49,332
Citibank Capital Markets Assets, L.L.C. (e)
   5.47%, 02/04/99              44,000       43,775
   5.38%, 02/10/99              47,000       46,723
   5.44%, 02/10/99              10,000        9,940
   5.38%, 02/12/99              54,000       53,666
   5.50%, 02/18/99              50,000       49,639
Enterprise Funding Corp. (e)
   5.17%, 03/08/99              36,628       36,286
   5.17%, 03/11/99              96,447       95,504
Intrepid Funding Master Trust (e)
   5.34%, 04/06/99              60,000       59,170
   5.20%, 04/30/99              23,000       22,613
Kitty Hawk Funding Corp. (e)
   5.69%, 02/26/99              29,843       29,588
   5.19%, 03/15/99              50,656       50,130
Vehicle Services of America (e)
  5.19%, 03/04/99               19,000       18,832
                                          ---------
                                            854,832
                                          ---------
                                                                              17

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                 Par         Value
                              --------    ---------
BANKING - GERMANY -- 2.0%
Bavaria TRR Corp. (e)
   5.65%, 01/29/99            $110,000   $  109,523
   5.28%, 03/03/99             100,000       99,119
Comision Federal de Electricidad (e)
   5.49%, 02/01/99              25,000       24,883
Dresdner U.S. Finance Inc.
   5.65%, 01/05/99             110,000      109,931
   5.09%, 04/05/99             100,000       98,704
   5.09%, 04/06/99             100,000       98,690
                                          ---------
                                            540,850
                                          ---------
BANKING - NETHERLANDS -- 5.5%
ABN-AMRO North America Finance Inc.
   5.07%, 06/30/99             198,750      193,837
Atlantis One Funding Corp. (e)
   5.45%, 02/08/99              59,118       58,783
   5.44%, 02/24/99              25,432       25,228
   5.51%, 02/24/99              55,745       55,291
   5.52%, 02/24/99              10,000        9,918
   5.47%, 03/05/99              50,000       49,529
   5.46%, 03/11/99              25,000       24,743
   5.15%, 03/15/99              19,000       18,806
   5.05%, 03/24/99             107,723      106,510
   5.05%, 03/25/99              17,739       17,537
   5.06%, 03/25/99              84,000       83,041
   5.18%, 03/25/99              22,487       22,224
   5.14%, 03/26/99              50,000       49,414
   5.39%, 03/26/99              81,000       80,002
   5.45%, 03/26/99              26,457       26,127
   5.12%, 04/14/99              11,407       11,244
   5.01%, 04/16/99              30,811       30,372
   5.16%, 04/16/99              85,245       83,992
   5.42%, 04/27/99              39,000       38,337
   5.43%, 04/27/99              64,000       62,909
   5.06%, 05/13/99              90,897       89,244
   5.40%, 05/14/99             115,000      112,769
Internationale Nederlanden (U.S.)
  Funding Corp.
   5.10%, 03/16/99             110,000      108,866
   5.12%, 03/26/99              50,000       49,417
   5.17%, 03/30/99              40,000       39,501
   5.08%, 04/20/99              75,000       73,876
                                          ---------
                                          1,521,517
                                          ---------


                                 Par         Value
                              --------    ---------
BANKING - NORWAY -- 1.8%
Christiania Capital Corp.
   5.16%, 03/12/99            $ 50,000   $   49,505
   5.14%, 03/19/99              50,000       49,457
Den Norske Bank
   5.40%, 02/18/99              50,000       49,648
   5.33%, 02/19/99             100,000       99,285
   5.40%, 02/23/99              40,000       39,689
   5.40%, 02/24/99              50,000       49,604
   5.22%, 03/01/99              60,000       59,494
   5.22%, 03/02/99             100,000       99,141
                                          ---------
                                            495,823
                                          ---------
BANKING - SPAIN -- 0.4%
B.B.V. Finance (Delaware), Inc.
   5.55%, 01/07/99             100,000       99,909
                                          ---------
BANKING - SWEDEN -- 3.2%
AB Spintab
   5.66%, 02/16/99             100,000       99,298
   5.23%, 04/01/99              50,000       49,357
   5.22%, 04/07/99              37,000       36,494
Nordbanken of North America, Inc.
   5.33%, 02/10/99              75,000       74,562
   5.26%, 02/16/99              50,000       49,668
   5.26%, 02/17/99              50,000       49,661
   5.26%, 03/03/99             150,000      148,681
   5.15%, 03/12/99              40,000       39,605
   5.14%, 03/15/99               8,000        7,918
   5.14%, 03/19/99             100,000       98,916
   5.08%, 05/04/99              45,000       44,235
   5.08%, 05/07/99              13,000       12,774
Svenska Handelsbanken, Inc.
   5.50%, 03/12/99              17,000       16,823
   5.09%, 03/18/99             100,000       98,944
   5.00%, 06/11/99              49,000       47,931
                                          ---------
                                            874,867
                                          ---------
BANKING - SWITZERLAND -- 2.1%
UBS Finance (Delaware) Inc.
   4.94%, 03/22/99              80,000       79,140
   5.08%, 03/22/99             120,000      118,669
   5.08%, 05/04/99             130,000      127,790
   5.08%, 05/05/99             200,000      196,573
   5.09%, 05/06/99              50,000       49,136
                                          ---------
                                            571,308
                                          ---------

                                 Par        Value
                              --------    ---------
BANKING - UNITED KINGDOM -- 1.5%
Abbey National NA Corp.
   5.07%, 04/07/99            $230,000   $  226,970
Banco Nacional de Comercio
  Exterior S.N.C. (e)
   5.34%, 01/21/99              11,000       10,968
   5.48%, 02/03/99              67,500       67,165
   5.15%, 04/13/99              50,000       49,289
Repeat Offering Securitization
  Entity, Inc. (e)
   5.47%, 01/08/99              15,717       15,701
Yorkshire Building Society
   6.21%, 01/04/99              16,100       16,092
                                          ---------
                                            386,185
                                          ---------
CREDIT CARD RECEIVABLES -- 0.0%
Providian Master Trust Series 1993-3
   5.32%, 01/22/99               8,000        7,976
                                          ---------
DIVERSIFIED FINANCIAL ASSETS -- 15.2%
Ace Overseas Corp.
   6.26%, 01/06/99              10,000        9,991
   5.27%, 01/15/99              43,000       42,913
   5.40%, 03/10/99              70,000       69,305
   5.13%, 04/06/99              50,000       49,340
Asset Portfolio Funding Corp.
   5.34%, 01/20/99               8,929        8,904
Bavaria Universal Funding Corp.
   5.32%, 01/19/99              17,000       16,955
   5.34%, 01/19/99              75,000       74,802
   5.32%, 01/21/99              35,000       34,898
Beta Finance, Inc.
   5.41%, 02/05/99              31,000       30,840
   5.40%, 02/16/99              82,500       81,943
   5.40%, 02/22/99              17,500       17,367
   5.05%, 04/15/99             100,000       98,579
   5.07%, 04/15/99              50,000       49,287
   4.98%, 07/01/99              50,000       48,792
CC (USA), Inc.
   5.14%, 04/01/99              23,000       22,711
Concord Minutemen Capital Co., L.L.C.
   5.34%, 01/19/99              91,202       90,962
   5.43%, 01/20/99              45,000       44,873
   5.40%, 02/02/99              43,000       42,796
   5.45%, 03/16/99              20,000       19,780
   5.18%, 03/18/99              28,000       27,700
   5.18%, 03/19/99             100,000       98,916


                                 Par        Value
                              --------    ---------
Eureka Securitization, Inc.
   5.43%, 02/02/99            $ 50,000   $   49,761
   5.43%, 02/04/99              22,500       22,386
   5.38%, 02/08/99              80,000       79,552
   5.38%, 02/23/99              60,000       59,533
   5.16%, 03/16/99             100,000       98,953
   5.16%, 03/17/99              35,000       34,629
Greenwich Funding Corp.
   5.51%, 01/13/99             125,000      124,773
International Securitization Corp.
   5.84%, 01/13/99              25,000       24,952
   5.63%, 01/20/99              15,000       14,956
   5.57%, 01/21/99              50,000       49,847
   5.56%, 02/03/99             100,000       99,497
   5.52%, 02/05/99              38,000       37,799
   5.54%, 02/08/99              21,950       21,823
   5.54%, 02/11/99              75,000       74,533
   5.56%, 02/11/99              45,000       44,718
   5.36%, 02/25/99              52,525       52,101
   5.52%, 03/02/99               9,000        8,919
Lexington Parker Capital Corp.
   5.58%, 01/15/99              98,000       97,789
   5.69%, 01/15/99              39,000       38,914
   5.34%, 01/22/99             105,000      104,677
   5.38%, 01/22/99              50,000       49,845
   5.67%, 01/22/99              20,000       19,936
   5.49%, 01/26/99              29,000       28,891
   5.61%, 01/27/99              27,933       27,821
   5.62%, 01/27/99              60,170       59,929
   5.63%, 02/03/99              30,770       30,615
   5.68%, 02/04/99              79,148       78,736
   5.68%, 02/05/99             100,000       99,464
   5.42%, 02/12/99              30,000       29,812
   5.65%, 02/19/99              70,000       69,477
   5.27%, 03/02/99              33,000       32,714
Market Street Funding Corp.
   5.53%, 02/04/99              27,788       27,645
   5.40%, 02/05/99              42,515       42,294
   5.19%, 03/11/99              50,634       50,137
Mont Blanc Capital Corp.
   5.30%, 01/07/99              82,003       81,931
   5.63%, 01/19/99              32,000       31,910
   5.63%, 01/20/99              35,000       34,897
   5.39%, 01/25/99              90,369       90,048
   5.42%, 01/27/99              45,000       44,826
   5.49%, 02/03/99              86,000       85,573

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                 Par        Value
                              --------    ---------
   5.36%, 02/04/99            $ 28,793   $   28,649
   5.43%, 02/04/99              30,000       29,848
   5.33%, 02/05/99              35,000       34,821
   5.48%, 02/09/99              21,614       21,487
   5.39%, 02/17/99               7,889        7,834
   5.42%, 02/23/99              65,000       64,488
   5.21%, 03/01/99              35,994       35,690
   5.22%, 03/11/99              26,000       25,743
   5.19%, 03/16/99               7,635        7,555
   5.22%, 03/19/99              49,000       48,460
Sigma Finance, Inc.
   5.25%, 01/04/99              50,000       49,978
   5.49%, 01/28/99              11,000       10,955
   5.52%, 01/29/99              15,000       14,937
   5.66%, 02/22/99              35,000       34,722
   5.40%, 03/01/99               6,000        5,948
   5.50%, 03/01/99              32,000       31,719
   5.51%, 03/01/99              27,000       26,763
   5.25%, 03/03/99              43,075       42,696
   5.64%, 03/05/99              48,000       47,541
   5.40%, 03/10/99              70,000       69,303
   5.41%, 03/15/99              73,000       72,219
   5.48%, 03/15/99              51,000       50,449
   5.26%, 03/25/99              88,000       86,949
   5.08%, 03/29/99              26,000       25,688
   5.20%, 03/29/99              27,000       26,669
   4.95%, 04/19/99              36,000       35,478
   4.95%, 04/20/99              35,000       34,488
   4.97%, 04/21/99              83,000       81,770
                                          ---------
                                          4,191,114
                                          ---------
FINANCE - COMMERCIAL -- 6.9%
CIT Group Holdings, Inc.
   5.12%, 01/04/99              50,000       49,979
   5.50%, 02/03/99              50,000       49,753
   5.15%, 03/26/99              20,000       19,763
   5.08%, 04/07/99              50,000       49,339
Finova Capital Corp.
   6.16%, 01/04/99               5,000        4,997
   5.53%, 01/15/99              20,000       19,958
   5.53%, 01/22/99               7,000        6,978
   5.43%, 02/17/99              17,000       16,882
   5.47%, 02/18/99              16,000       15,886
   5.50%, 02/19/99              39,000       38,715
   5.40%, 04/13/99              25,000       24,628


                                 Par        Value
                              --------    ---------
General Electric Capital Corp.
   5.18%, 03/08/99            $200,000   $  198,126
   5.15%, 03/09/99             166,000      164,431
   5.18%, 03/09/99              80,000       79,239
   5.14%, 03/11/99             150,000      148,542
   5.14%, 03/12/99             110,000      108,916
   5.13%, 03/15/99             100,000       98,974
   5.13%, 03/17/99             100,000       98,946
   5.13%, 03/18/99             100,000       98,932
   5.01%, 06/08/99             100,000       97,854
   5.02%, 06/09/99              25,000       24,460
General Electric Capital Services
   5.50%, 01/28/99              50,000       49,798
   5.51%, 02/22/99              50,000       49,612
   5.69%, 02/26/99              10,000        9,915
   5.18%, 03/08/99              75,000       74,297
   5.12%, 03/12/99              56,000       55,450
   5.02%, 06/09/99              60,000       58,704
Heller Financial, Inc.
   5.73%, 01/05/99              35,000       34,978
   5.65%, 01/06/99              50,000       49,962
   5.73%, 01/08/99              40,000       39,956
   5.58%, 01/12/99              12,000       11,980
   5.78%, 01/19/99              50,000       49,856
                                          ---------
                                          1,899,806
                                          ---------
FINANCE - CONSUMER -- 3.2%
Associates Corp. of North America
   5.10%, 01/04/99              42,000       41,982
   5.38%, 01/21/99              35,000       34,898
   5.38%, 01/22/99              80,000       79,754
   5.15%, 03/08/99              50,000       49,533
   5.14%, 03/10/99              87,000       86,166
   5.15%, 03/10/99              50,000       49,519
   5.15%, 03/11/99              50,000       49,512
   5.15%, 03/12/99              70,000       69,307
Associates First Capital Corp.
   5.33%, 02/17/99              43,000       42,705
   5.31%, 02/22/99              44,000       43,668
   5.31%, 02/23/99              43,000       42,669
   5.27%, 03/03/99             100,000       99,116
   5.27%, 03/05/99              80,000       79,269
   5.27%, 03/08/99              60,000       59,427
Household Finance Corp.
   5.50%, 02/17/99              50,000       49,650
                                          ---------
                                            877,175
                                          ---------

                                 Par        Value
                              --------    ---------
LIFE & HEALTH INSURANCE -- 0.4%
GE Financial Assurance Holdings, Inc.
   5.50%, 02/23/99            $ 14,000    $  13,890
   5.15%, 03/12/99              50,000       49,506
   5.08%, 05/07/99              43,000       42,252
                                          ---------
                                            105,648
                                          ---------
SECURITIES BROKERAGE - DEALER -- 6.4%
Bear Stearns Companies, Inc.
   5.68%, 01/29/99              95,000       94,594
BT Alex Brown, Inc.
   5.68%, 01/29/99              10,000        9,957
Credit Suisse First Boston, Inc.
   5.41%, 02/11/99              10,000        9,939
   5.44%, 02/17/99              60,000       59,580
Goldman Sachs Group, LP
   5.38%, 02/25/99             200,000      198,396
   5.38%, 02/26/99             210,000      208,285
Lehman Brothers Holdings, Inc.
   5.71%, 02/08/99              25,000       24,854
   5.68%, 02/17/99              21,970       21,812
   5.68%, 02/18/99              15,250       15,138
Merrill Lynch & Co., Inc.
   5.71%, 03/19/99              87,000       85,980
Morgan Stanley Dean Witter & Co.
   5.40%, 02/11/99             125,000      124,247
   5.44%, 02/11/99              75,000       74,545
   5.35%, 02/12/99             113,000      112,309
   5.41%, 02/12/99             127,000      126,216
   5.52%, 02/18/99             100,000       99,282
   5.52%, 02/19/99              98,000       97,282
   5.40%, 02/24/99             150,000      148,814
   5.40%, 02/25/99              40,000       39,678
Salomon Smith Barney Holdings Inc.
   5.68%, 01/27/99              49,000       48,806
   5.55%, 02/25/99             100,000       99,175
   5.55%, 02/26/99              64,000       63,462
                                          ---------
                                          1,762,351
                                          ---------
TRADE RECEIVABLES -- 17.0%
Apreco, Inc.
   5.50%, 01/19/99              22,000       21,941
   5.52%, 01/25/99              20,000       19,927
   5.52%, 01/27/99              13,000       12,949
   5.23%, 02/09/99              50,000       49,721


                                 Par        Value
                              --------    ---------
   5.41%, 02/10/99            $ 50,000    $  49,704
   5.25%, 03/11/99              20,000       19,802
   5.24%, 03/15/99              10,000        9,896
Asset Securitization Cooperative
  Corp.
   5.23%, 03/04/99              95,000       94,157
   5.19%, 03/17/99              80,000       79,150
   5.17%, 04/16/99             100,000       98,521
Barton Capital Corp.
   5.35%, 01/26/99              29,647       29,538
   5.37%, 01/27/99              19,456       19,382
   5.43%, 01/29/99               5,345        5,323
   5.45%, 01/29/99              46,940       46,744
   5.36%, 02/01/99              15,159       15,090
   5.36%, 02/02/99              43,974       43,767
   5.45%, 02/02/99              13,347       13,284
   5.45%, 02/04/99              21,964       21,852
   5.42%, 02/05/99              20,000       19,896
   5.52%, 02/05/99              57,270       56,967
   5.41%, 02/08/99              25,280       25,138
   5.31%, 02/09/99              97,874       97,319
   5.31%, 02/17/99              59,587       59,181
   5.54%, 02/19/99              18,165       18,030
   5.30%, 02/23/99              71,220       70,674
   5.37%, 02/24/99              39,721       39,405
   5.55%, 02/25/99              15,680       15,549
   5.31%, 03/09/99              22,132       21,917
   5.25%, 03/11/99              10,000        9,901
   5.22%, 03/23/99              14,000       13,838
   5.45%, 03/25/99              37,140       36,683
   5.22%, 03/26/99              56,000       55,327
Clipper Receivables Corp.
   5.58%, 01/11/99              20,000       19,969
   5.86%, 01/12/99              50,000       49,911
   5.73%, 01/21/99              63,000       62,800
Corporate Asset Funding Corp.
   5.17%, 02/03/99              60,000       59,721
Corporate Receivables Corp.
   5.45%, 02/09/99               9,000        8,948
   5.23%, 02/10/99             100,000       99,428
   5.38%, 02/23/99              70,000       69,452
   5.17%, 03/10/99              50,000       49,518
Delaware Funding Corp.
   5.73%, 01/28/99              40,232       40,060
Edison Asset Securitization Corp.,
  L.L.C.
   5.28%, 03/22/99              17,000       16,804

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                 Par        Value
                              ------- -   ---------
Falcon Asset Securitization Corp.
   5.62%, 01/08/99            $ 62,491    $  62,423
   5.22%, 03/01/99              50,000       49,577
   5.22%, 03/04/99              75,000       74,333
Monte Rosa Capital Corp.
   5.48%, 01/06/99             137,000      136,897
   5.30%, 01/08/99              39,992       39,951
   5.48%, 01/08/99              58,000       57,939
   5.39%, 01/20/99             155,000      154,565
   5.40%, 01/21/99              97,023       96,736
   5.40%, 01/22/99              92,418       92,131
   5.43%, 01/28/99              25,000       24,899
   5.40%, 02/08/99              14,000       13,921
   5.51%, 02/09/99              15,000       14,911
   5.46%, 02/11/99              31,165       30,973
   5.48%, 02/16/99              20,000       19,862
   5.32%, 03/05/99              19,000       18,825
   5.22%, 03/15/99              30,405       30,087
Park Avenue Receivables Corp.
   5.62%, 01/27/99              20,000       19,920
   5.56%, 02/04/99              50,000       49,741
   5.15%, 04/12/99              20,200       19,913
Receivables Capital Corp.
   5.73%, 01/28/99              48,907       48,698
   5.45%, 02/02/99              20,000       19,904
Sheffield Receivables Corp.
   5.34%, 01/20/99              80,000       79,778
   5.34%, 01/26/99              50,000       49,818
   5.21%, 02/01/99              52,000       51,770
   5.52%, 02/01/99              44,000       43,793
   5.37%, 02/04/99             100,000       99,501
   5.18%, 02/05/99              40,000       39,802
   5.31%, 02/10/99              57,000       56,669
   5.38%, 02/12/99              49,000       48,698
   5.32%, 02/22/99              50,000       49,622
   5.41%, 02/26/99              70,000       69,419
   5.24%, 03/05/99              10,300       10,207
WCP Funding
   5.39%, 02/01/99              45,000       44,793
   5.34%, 02/03/99              50,000       49,759
   5.39%, 02/23/99              50,000       49,610
Windmill Funding
   5.65%, 01/05/99              11,500       11,493
   5.31%, 01/14/99              45,911       45,824
   5.32%, 01/14/99              26,962       26,911
   5.51%, 01/14/99              25,460       25,410
   5.63%, 01/14/99              76,000       75,846
   5.27%, 01/15/99              17,254       17,219


                                 Par        Value
                              --------    ---------
   5.35%, 01/15/99            $ 65,000    $  64,866
   5.30%, 01/21/99              44,228       44,099
   5.32%, 01/21/99              22,809       22,742
   5.37%, 01/25/99              59,350       59,140
   5.37%, 01/26/99              70,275       70,016
   5.35%, 01/27/99             164,000      163,375
   5.35%, 01/28/99             167,522      166,859
   5.41%, 01/29/99              25,000       24,896
   5.36%, 02/02/99              50,000       49,764
   5.50%, 02/02/99              55,340       55,073
   5.50%, 02/05/99              50,000       49,737
   5.36%, 02/08/99              66,621       66,248
   5.50%, 02/08/99              33,785       33,592
   5.50%, 02/11/99              31,730       31,534
   5.35%, 02/18/99              10,000        9,929
   5.53%, 02/18/99              35,223       34,967
   5.53%, 02/19/99              14,618       14,510
   5.07%, 04/01/99              19,000       18,763
                                          ---------
                                          4,669,442
                                          ---------
TOTAL COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS
  (Cost $20,829,625)                     20,829,625
                                         ----------
CERTIFICATES OF DEPOSIT -- 15.9%
BANKING - BELGIUM -- 2.4%
Credit Communal de Belgique
   5.80%, 03/31/99              50,000       49,993
   5.90%, 05/04/99              50,000       49,990
   5.70%, 07/07/99             150,000      149,963
   5.71%, 07/08/99             100,000       99,973
   5.71%, 07/13/99              72,000       71,980
   5.71%, 07/15/99             100,000       99,972
Generale de Banque SA
   5.14%, 03/10/99              50,000       50,001
   5.14%, 03/16/99             100,000      100,002
                                          ---------
                                            671,874
                                          ---------
BANKING - CANADA -- 4.5%
Canadian Imperial Bank of Commerce
   5.80%, 03/30/99              50,000       49,989
   5.80%, 04/01/99              50,000       49,994
   5.08%, 04/09/99             135,000      135,000
   5.08%, 04/12/99              75,000       75,000
   5.08%, 04/13/99             150,000      150,000
   5.08%, 04/14/99             133,000      133,000
   5.08%, 04/15/99              75,000       75,000
   5.80%, 04/27/99              50,000       49,992

                                 Par        Value
                              --------    ---------
National Bank of Canada
   5.74%, 07/20/99            $100,000    $  99,968
Toronto-Dominion Bank
   5.13%, 03/04/99             100,000      100,000
   5.13%, 03/05/99             120,000      120,000
   5.14%, 03/05/99              70,000       70,000
   5.00%, 06/21/99              25,000       25,000
   5.70%, 07/08/99              75,000       74,981
   4.90%, 07/14/99              15,000       15,053
                                          ---------
                                          1,222,977
                                          ---------
BANKING - DOMESTIC -- 2.3%
Bank of America NT & SA
   5.50%, 02/26/99              20,000       19,999
Chase Manhattan Bank (USA)
   5.75%, 08/03/99             100,000       99,963
Morgan Guaranty Trust Co.
   5.09%, 03/16/99             150,000      150,000
   5.10%, 03/23/99             200,000      200,000
   5.09%, 03/25/99              50,000       50,000
   5.10%, 03/25/99             100,000      100,000
                                          ---------
                                            619,962
                                          ---------
BANKING - FRANCE -- 0.7%
Banque Nationale de Paris
   5.68%, 02/25/99              36,000       35,987
   5.17%, 03/29/99              50,000       50,001
Societe Generale
   5.80%, 03/30/99             100,000       99,987
                                          ---------
                                            185,975
                                          ---------
BANKING - GERMANY -- 2.9%
Bayerische Hypotheken und
  Wechsel Bank
   5.71%, 06/14/99              52,000       52,000
Bayerische Hypo-und Vereinsbank AG
   5.10%, 03/29/99              75,000       74,998
Bayerische Vereinsbank AG
   5.08%, 05/07/99              65,000       65,119
Deutsche Bank
   5.01%, 05/03/99              50,000       50,112
   5.01%, 05/12/99              75,000       75,165
   5.01%, 05/26/99              50,000       50,121
   4.99%, 06/09/99              35,000       35,098
   5.80%, 06/11/99              50,000       49,985


                                 Par        Value
                              --------    ---------
Westdeutsche Landesbank
   5.31%, 02/01/99            $ 89,000    $  89,000
   5.31%, 02/02/99             100,000      100,000
   5.14%, 03/19/99              50,000       50,000
   5.14%, 03/22/99             100,000      100,000
                                          ---------
                                            791,598
                                          ---------
BANKING - NETHERLANDS -- 0.5%
Rabobank Nederland N.V.
   5.01%, 05/21/99             100,000      100,222
   4.99%, 06/16/99              28,000       28,068
                                          ---------
                                            128,290
                                          ---------
BANKING - NORWAY -- 0.2%
Den Norske Bank
   5.50%, 03/10/99              45,000       45,000
                                          ---------
BANKING - SWEDEN -- 0.2%
Svenska Handelsbanken
   5.67%, 01/05/99              40,000       39,999
   5.07%, 05/07/99              20,000       20,037
                                          ---------
                                             60,036
                                          ---------
BANKING - SWITZERLAND -- 0.5%
Credit Suisse First Boston, Inc.
   5.80%, 04/27/99              50,000       50,000
UBS AG
   5.70%, 07/09/99             100,000       99,970
                                          ---------
                                            149,970
                                          ---------
BANKING - UNITED KINGDOM -- 1.7%
Abbey National Treasury
   Services  PLC
   5.33%, 02/19/99              50,000       50,000
   5.33%, 02/22/99             150,000      150,000
   5.06%, 04/14/99             150,000      150,000
Bank of Scotland
   5.17%, 03/22/99              25,000       24,998
National Westminster Bank PLC
   5.71%, 07/16/99             100,000       99,969
                                          ---------
                                            474,967
                                          ---------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $4,350,649)                       4,350,649
                                          ---------

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1998

                                 Par        Value
                              --------    ---------
VARIABLE RATE OBLIGATIONS -- 5.0% (b)
BANKING - DOMESTIC -- 0.3% (e)
6700 Cherry Avenue Partners
  Demand Bond Series 1993
   5.60%, 01/07/99             $ 9,300     $  9,300
Lowndes Corporation, Georgia
  Taxable Demand Bond
  Series 1997
   6.00%, 01/07/99               9,700        9,700
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.)
  Series 1997A1
   5.49%, 01/07/99              35,125       35,125
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.)
  Series 1997A2
   5.49%, 01/07/99              12,325       12,325
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.)
  Series 1997A3
   5.49%, 01/07/99              12,325       12,325
                                          ---------
                                             78,775
                                          ---------
BANKING - FRANCE -- 0.3%
New Jersey Economic Development
  Authority Adjustable Rate Money
  Market Securities (GE Aerospace
  Camden Development Project)
  Series A (e)
   5.47%, 01/07/99              18,775       18,775
New Jersey Economic Development
  Authority Adjustable Rate Money
  Market Securities (GE Aerospace
  Camden Development Project)
  Series B (e)
   5.47%, 01/07/99              10,000       10,000
Societe Generale
   5.48%, 01/19/99              50,000       49,986
                                          ---------
                                             78,761
                                          ---------


                                 Par        Value
                              --------    ---------
BANKING - NETHERLANDS -- 0.1% (E)
New Jersey Economic Development
  Authority Adjustable Rate Lease
  Revenue Taxable Bonds (Barnes
  & Noble, Inc. Distribution & Freight
  Consolidation Center Project)
  Series 1995A
   5.46%, 01/07/99            $ 20,070    $  20,070
New Jersey Economic Development
  Authority Adjustable Rate Lease
  Revenue Taxable Bonds (Barnes
  & Noble, Inc. Distribution & Freight
  Consolidation Center Project)
  Series B
   5.46%, 01/07/99              10,000       10,000
                                          ---------
                                             30,070
                                          ---------
CREDIT CARD RECEIVABLES -- 0.3%
Lincs Series 1998-4 Certificate(d)
   5.55%, 01/19/99              50,000       50,000
Strats Trust Note Series 1998 E
   5.55%, 01/19/99              40,000       40,000
                                          ---------
                                             90,000
                                          ---------
EDUCATION -- 0.1%
Development Authority of Dekalb
  County, Alabama Taxable Rate Revenue
  Bond (Emory University Project)
  Series 1995B
   5.70%, 01/07/99              32,450       32,450
                                          ---------
HEALTH CARE -- 0.1%
Catholic Health Initiatives Taxable
  Demand Bonds Series 1997C
   5.70%, 01/07/99              33,800       33,800
                                          ---------
LIFE & HEALTH INSURANCE -- 1.5% (d)
First Allmerica Financial Life
  Insurance Co.
   5.62%, 01/01/99              50,000       50,000
Jackson National Life
Insurance Co.
   5.63%, 01/01/99              60,000       60,000
John Hancock Mutual Life
  Insurance Co.
   5.05%, 01/01/99              50,000       50,000
Monumental Life Insurance Co.
   5.24%, 01/01/99             100,000      100,000

                                 Par        Value
                              --------    ---------
Pacific Mutual Life Insurance Co.
   4.95%, 01/01/99            $100,000   $  100,000
United of Omaha Life Insurance Co.
   5.36%, 04/01/99              50,000       50,000
                                          ---------
                                            410,000
                                          ---------
MONOLINE INSURANCE -- 0.3% (e)
Baptist Health Systems of South
  Florida, Inc. Taxable Direct Note
  Obligations Series 1995A
   5.70%, 01/07/99              13,000       13,000
Baptist Health Systems of South
  Florida, Inc. Taxable Direct Note
  Obligations Series 1995B
   5.70%, 01/07/99              19,000       19,000
Dade County, Florida Expressway
  Authority Toll System Revenue Bond
  Series 1996
   5.65%, 01/07/99              31,200       31,200
The Community Redevelopment
  Agency of the City of Los Angeles,
  California (Bunker Hill Project )
  Subordinate Tax Allocation
  Refunding Bonds Series 1997A
   5.75%, 01/07/99              10,000       10,000
                                          ---------
                                             73,200
                                          ---------
SECURITIES BROKERAGE - DEALER -- 2.0%
Lehman Brothers Holdings, Inc.
   5.80%, 01/06/99(d)            9,000        9,000
   5.84%, 01/06/99(d)          100,000      100,000
   5.80%, 01/11/99(d)           14,000       14,000
   5.54%, 01/19/99              50,000       50,000
   5.87%, 01/25/99(d)          225,820      225,820
   5.88%, 01/29/99(d)           70,000       70,000
   5.88%, 02/01/99(d)           83,820       83,820
                                          ---------
                                            552,640
                                          ---------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,379,696)                       1,379,696
                                          ---------
BANK NOTES -- 2.4%
FCC National Bank
   5.09%, 03/18/99              70,000       70,000
   5.06%, 04/14/99              22,000       22,000
First National Bank of Chicago
   4.98%, 05/06/99             110,000      110,004


                                 Par        Value
                              --------    ---------
NationsBank NA
   4.95%, 03/16/99            $ 50,000    $  50,000
   4.95%, 03/17/99             100,000      100,000
   4.95%, 03/18/99              50,000       50,000
   4.95%, 03/19/99              58,000       58,000
   4.94%, 03/24/99             200,000      200,000
                                          ---------
TOTAL BANK NOTES
  (Cost $660,004)                           660,004
                                          ---------
                           Maturity Value
                           --------------
REPURCHASE AGREEMENTS -- 1.0% (c)
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   5.18% Issue 10/07/98
         Due   01/01/99        134,322      134,303
   5.18% Issue 11/09/98
         Due   01/01/99         41,248       41,242
Credit Suisse First Boston Corp.
  Repurchase Agreement Collateralized
  by U.S. Government Securities
   5.18% Issue 12/31/98
         Due   01/04/99          5,115        5,112
Lehman Brothers, Inc. Repurchase
  Agreement Collateralized by
  U.S. Government Securities
   5.15% Issue 12/31/98
         Due   01/04/99        105,060      105,000
                                        -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $285,657)                           285,657
                                        -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $27,505,631)                     27,505,631
                                        -----------
OTHER ASSETS AND LIABILITIES -- (0.2%)
   Other assets                              91,737
   Liabilities                             (157,900)
                                        -----------
                                            (66,163)
                                        -----------
TOTAL NET ASSETS-- 100.0%               $27,439,468
                                        ===========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                 Par        Value
                              --------    ---------
U.S. GOVERNMENT SECURITIES -- 91.2%
COUPON NOTES -- 16.0%
Federal Farm Credit Bank
   5.51%, 04/01/99             $34,805    $  34,792
Federal Home Loan Bank
   5.56%, 03/25/99              49,125       49,117
   5.54%, 04/07/99              35,000       34,986
   5.57%, 04/07/99              30,000       29,993
   5.58%, 05/12/99              20,630       20,621
   5.61%, 06/18/99              36,870       36,868
   5.54%, 07/15/99              25,000       24,991
Federal Home Loan Mortgage
  Corporation
   5.61%, 03/12/99              10,115       10,115
Federal National Mortgage
   Association
   5.84%, 03/29/99              19,470       19,477
   5.56%, 05/21/99              27,860       27,845
   8.70%, 06/10/99              10,785       10,925
   6.06%, 06/21/99              20,000       20,038
   8.45%, 07/12/99               8,750        8,876
   6.00%, 09/02/99              25,000       25,118
                                          ---------
                                            353,762
                                          ---------
DISCOUNT NOTES -- 75.2%
Federal Home Loan Bank
   5.16%, 01/06/99               1,450        1,449
Federal Home Loan Mortgage
  Corporation
   5.12%, 01/20/99              19,723       19,670
   5.13%, 01/20/99                  35           35
   5.06%, 01/22/99              40,000       39,884
   5.10%, 01/22/99              50,000       49,853
   5.11%, 01/22/99              29,000       28,915
   5.16%, 01/25/99              73,000       72,751
   5.12%, 01/28/99              35,000       34,868
   5.08%, 01/29/99             102,055      101,656
   5.16%, 01/29/99              66,000       65,738
   5.13%, 02/03/99              32,845       32,692
   5.06%, 02/08/99              25,000       24,869
   5.07%, 02/08/99               3,640        3,621
   5.07%, 02/12/99              23,000       22,865
   5.09%, 02/12/99                 485          482
   5.16%, 02/12/99              31,000       30,816
   5.07%, 02/16/99              20,000       19,871
   5.09%, 02/16/99              25,000       24,840
   5.14%, 02/17/99              17,100       16,987
   4.96%, 02/18/99               8,080        8,027
   5.04%, 02/19/99              22,114       21,965



                                 Par        Value
                               -------   ----------
   5.15%, 02/19/99             $46,885   $   46,561
   5.08%, 02/24/99              36,635       36,359
   5.08%, 02/25/99              50,000       49,616
   5.14%, 02/25/99              27,773       27,558
   4.97%, 02/26/99              18,875       18,731
   5.03%, 02/26/99              29,855       29,626
   5.14%, 02/26/99              35,000       34,724
   5.01%, 03/02/99               5,194        5,151
   5.06%, 03/02/99              25,000       24,792
   5.03%, 03/05/99              20,000       19,826
   5.04%, 03/05/99              30,000       29,738
   5.07%, 03/05/99              65,000       64,431
   5.02%, 03/09/99              28,280       28,018
   5.04%, 03/09/99              35,000       34,676
   5.07%, 03/12/99              20,000       19,806
   5.00%, 03/15/99              25,000       24,751
   5.05%, 03/23/99              11,000       10,877
   5.04%, 03/26/99              12,445       12,300
   5.05%, 03/29/99              25,000       24,698
   4.96%, 04/01/99              33,460       33,053
   4.99%, 04/09/99               1,495        1,475
Federal National Mortgage
  Association
   5.52%, 01/28/99              27,600       27,489
   5.15%, 02/04/99              18,500       18,411
   5.00%, 02/05/99              30,000       29,856
   5.01%, 02/05/99               7,725        7,688
   5.03%, 02/05/99              49,925       49,684
   5.09%, 02/05/99               7,600        7,563
   5.08%, 02/08/99              28,335       28,185
   4.97%, 02/16/99              21,420       21,286
   5.00%, 02/16/99              30,000       29,811
   5.08%, 02/18/99              22,000       21,852
   5.09%, 02/19/99               4,370        4,340
   5.01%, 02/22/99               2,130        2,115
   5.54%, 02/22/99              25,000       24,808
   5.56%, 02/22/99              25,000       24,807
   5.56%, 02/23/99              29,285       29,055
   5.03%, 03/11/99              20,000       19,809
   5.03%, 03/18/99              21,030       20,809
   5.58%, 03/22/99              28,244       27,909
   4.97%, 03/26/99               7,065        6,985
   4.97%, 04/15/99              30,000       29,578
   4.98%, 04/15/99                 425          419
   5.34%, 06/15/99              30,000       29,295
                                          ---------
                                          1,660,375
                                          ---------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $2,014,137)                       2,014,137
                                          ---------

                                  Par        Value
                              ---------   ---------
 VARIABLE RATE OBLIGATIONS -- 2.3% (b)
Student Loan Marketing Association
   5.16%, 01/05/99             $50,000    $  49,990
                                          ---------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $49,990)                             49,990
                                          ---------

                           Maturity Value
                           --------------
REPURCHASE AGREEMENTS -- 6.9% (c)
Morgan Stanley Dean Witter & Co.
  Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Government Securities
   5.76% Issue 12/28/98
         Due   01/04/99         44,871       44,821
   5.34% Issue 12/22/98
         Due   01/05/99         34,015       33,945
   5.36% Issue 12/23/98
         Due   01/06/99         21,342       21,297
   5.36% Issue 12/29/98
         Due   01/12/99         51,281       51,175
                                         ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $151,238)                           151,238
                                         ----------
Total Investments -- 100.4%
  (Cost $2,215,365)                       2,215,365
                                         ----------
OTHER ASSETS AND LIABILITIES -- (0.4%)
   Other assets                               4,861
   Liabilities                              (12,775)
                                         ----------
                                             (7,914)
                                         ----------
TOTAL Net Assets -- 100.0%               $2,207,451
                                         ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1998

                                 Par        Value
                              --------    ---------
U.S. GOVERNMENT SECURITIES -- 99.2%
U.S. TREASURY OBLIGATIONS -- 99.2%
U.S. Treasury Bills
   4.46%, 01/07/99            $ 17,215    $  17,202
   4.48%, 01/21/99               2,230        2,224
   4.54%, 01/21/99              18,000       17,955
   4.58%, 01/21/99              50,000       49,874
   4.61%, 01/21/99              10,950       10,922
   4.71%, 01/21/99              50,000       49,871
   4.72%, 01/21/99              50,000       49,870
   4.74%, 01/21/99              50,000       49,870
   4.51%, 02/04/99               2,905        2,893
   4.71%, 02/04/99                  55           55
   4.76%, 02/04/99                 290          289
U.S. Treasury Notes
   5.00%, 01/31/99             100,000       99,986
   5.88%, 01/31/99             178,060      178,133
   5.00%, 02/15/99              74,000       73,999
   8.88%, 02/15/99              10,970       11,019
   5.50%, 02/28/99              85,020       85,034
   5.88%, 02/28/99             322,165      322,427
   6.25%, 03/31/99             286,335      287,357
   6.38%, 04/30/99             269,375      270,907
   6.50%, 04/30/99               6,135        6,172
   6.38%, 05/15/99             361,025      363,221
   6.75%, 05/31/99             145,665      146,881
   6.88%, 07/31/99              17,460       17,675
                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,113,836)                       2,113,836
                                         ----------
Total Investments -- 99.2%
  (Cost $2,113,836)                       2,113,836
                                         ----------
OTHER ASSETS AND LIABILITIES -- 0.8%
   Other assets                              28,183
   Liabilities                              (11,189)
                                         ----------
                                             16,994
                                         ----------
TOTAL Net Assets -- 100.0%               $2,130,830
                                         ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 1998
(All dollar amounts are in thousands unless otherwise noted)



Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below, and U.S. Government coupons and Treasury Notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Schwab Money Market Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Money Market Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1998, the aggregate value of private placement securities held by the Schwab Money Market Fund was $10,814,318, which represented 39.41% of net assets. Of this total, $9,851,678 or 35.90% of net assets, was determined by the Investment Adviser to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less, represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days, represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

(d) Security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. At December 31, 1998, the aggregate value of the restricted securities held by Schwab Money Market Fund were $962,640, which represented 3.51% of the net assets. All of these restricted investments were determined by the Investment Adviser to be illiquid in accordance with procedures adopted by the Board of Trustees.

(e)  Security has one or more third party credit enhancements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1998

                                                             Schwab         Schwab         Schwab
                                                              Money       Government    U.S. Treasury
                                                             Market          Money          Money
                                                              Fund           Fund           Fund
                                                          -----------    -----------    -------------
ASSETS

Investments, at value (Cost: $27,505,631, $2,215,365 and
   $2,113,836, respectively)                              $27,505,631    $2,215,365      $2,113,836
Cash                                                               --             6               7
Receivables:
   Interest                                                    91,402         4,790          28,109
Prepaid expenses                                                  335            65              67
                                                          -----------    ----------      ----------
Total assets                                               27,597,368     2,220,226       2,142,019
                                                          -----------    ----------      ----------
LIABILITIES
Payables:
   Dividends                                                  154,238       12,372           10,892
   Investment advisory and administration fees                    835           65               40
   Transfer agency and shareholder service fees                 1,359          110              105
Other liabilities                                               1,468          228              152
                                                          -----------    ----------      ----------
     Total liabilities                                        157,900       12,775           11,189
                                                          -----------    ----------      ----------
Net assets applicable to outstanding shares               $27,439,468    $2,207,451      $2,130,830
                                                          ===========    ==========      ==========

NET ASSETS CONSIST OF:
Paid-in-capital                                           $27,439,848    $2,208,268      $2,131,633
Accumulated net realized loss on investments sold                (380)         (817)           (803)
                                                          -----------    ----------      ----------
                                                          $27,439,468    $2,207,451      $2,130,830
                                                          ===========    ==========      ==========

PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares
   authorized)                                             27,440,171    2,208,371       2,131,697
Net asset value, offering and redemption price per share        $1.00        $1.00           $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1998


                                                             Schwab         Schwab         Schwab
                                                              Money       Government    U.S. Treasury
                                                             Market          Money           Money
                                                              Fund           Fund            Fund
                                                          -------------  -------------   -------------
Interest income                                           $1,360,382      $  116,282       $   99,129
                                                          ----------      ----------       ----------
Expenses:
   Investment advisory and administration fees                92,877           9,137       $    8,270
   Transfer agency and shareholder service fees              108,896           9,492            8,533
   Custodian and portfolio accounting fees                     1,593             268              256
   Registration fees                                           1,362             245              129
   Professional fees                                             167              26               25
   Shareholder reports                                         2,359             151               76
   Trustees' fees                                                 55              20               20
   Insurance and other expenses                                  106              19               21
                                                          ----------      ----------       ----------
                                                             207,415          19,358           17,330
Less: expenses reduced (see Note 4)                          (25,922)         (3,539)          (5,004)
                                                          ----------      ----------       ----------
     Total expenses incurred by Fund                         181,493          15,819           12,326
                                                          ----------      ----------       ----------
Net investment income                                      1,178,889         100,463           86,803
Net realized loss on investments sold                            (45)           (118)            (385)
                                                          ----------      ----------       ----------
Increase in net assets resulting from operations          $1,178,844      $  100,345       $   86,418
                                                          ==========      ==========       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                        Schwab                              Schwab                             Schwab
                                   Money Market Fund                  Government Money Fund            U.S. Treasury Money Fund
                               ----------------------------       ----------------------------      -----------------------------
                                  1998             1997              1998             1997             1998              1997
                               -----------      -----------       -----------      -----------      -----------       -----------
Operations:
   Net investment income       $ 1,178,889      $   980,094       $   100,463      $   96,600       $   86,803        $    73,660
   Net realized gain (loss) on
     investments sold                  (45)               1              (118)           (224)            (385)              (161)
                               -----------      -----------       -----------      ----------       ----------        -----------
   Increase in net assets
     resulting from operations   1,178,844          980,095           100,345          96,376           86,418             73,499
                               -----------      -----------       -----------      ----------       ----------        -----------
Dividends to shareholders from
   net investment income
   (See Note 2)                 (1,179,212)        (980,094)         (100,585)        (96,600)         (86,867)           (73,660)
                               -----------      -----------       -----------      ----------       ----------        -----------
Capital share transactions
(at $1.00 per share):
     Proceeds from shares sold  92,667,344       68,079,039         6,438,084       5,066,477        6,122,502          4,613,920
     Net asset value of shares
       issued in reinvestment
       of dividends              1,130,306          938,142            98,437          94,961           84,289             70,360
     Less payments for shares
       redeemed                (87,779,251)     (65,679,416)       (6,310,756)     (5,166,150)      (5,840,957)        (4,340,346)
                               -----------      -----------       -----------     -----------      -----------        -----------
     Increase (decrease) in
       net assets from capital
       share transactions        6,018,399        3,337,765           225,765          (4,712)         365,834            343,934
                               -----------      -----------       -----------     -----------      -----------        -----------
       Total increase (decrease)
         in net assets           6,018,031        3,337,766           225,525          (4,936)         365,385            343,773
Net assets:
   Beginning of period          21,421,437       18,083,671         1,981,926       1,986,862        1,765,445          1,421,672
                               -----------      -----------       -----------     -----------      -----------        -----------
   End of period               $27,439,468      $21,421,437       $ 2,207,451     $ 1,981,926      $ 2,130,830        $ 1,765,445
                               ===========      ===========       ===========     ===========      ===========        ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                Schwab Money Market Fund
                                                      ------------------------------------------------------------------------
                                                          1998           1997           1996           1995            1994
                                                      -----------     ----------     ----------    -----------     -----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                $      1.00     $      1.00    $     1.00    $      1.00     $      1.00
                                                      -----------     -----------    ----------    -----------     -----------
From investment operations:
   Net investment income                                     0.05            0.05          0.05           0.05            0.04
                                                      -----------     -----------    ----------    -----------     -----------
   Total from investment operations                          0.05            0.05          0.05           0.05            0.04
Less distributions:
   Dividends from net investment income                     (0.05)1         (0.05)        (0.05)         (0.05)          (0.04)
                                                      -----------     -----------    ----------    -----------     -----------
   Total distributions                                      (0.05)          (0.05)        (0.05)         (0.05)          (0.04)
                                                      -----------     -----------    ----------    -----------     -----------
NET ASSET VALUE AT END OF PERIOD                      $      1.00     $      1.00    $     1.00    $      1.00     $      1.00
                                                      ===========     ===========    ==========    ===========     ===========
Total return (%)                                             4.99            5.04          4.91           5.41            3.68
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets        0.75            0.75          0.75           0.75            0.74
Reductions reflected in above expense ratio                  0.11            0.12          0.14           0.15            0.16
Ratio of net investment income to average net assets         4.87            4.93          4.80           5.27            3.68
Net assets, end of period (000s)                      $27,439,468     $21,421,437   $18,083,671    $14,010,387     $11,227,305


                                                                           Schwab Government Money Fund
                                                      ------------------------------------------------------------------------
                                                          1998           1997           1996           1995            1994
                                                      -----------     ----------     ----------    -----------     -----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                 $     1.00      $     1.00    $     1.00     $     1.00     $      1.00
                                                       ----------      ----------    ----------     ----------     -----------
From investment operations:
   Net investment income                                     0.05            0.05          0.05           0.05            0.04
                                                       ----------      ----------    ----------     ----------     -----------
   Total from investment operations                          0.05            0.05          0.05           0.05            0.04
Less distributions:
   Dividends from net investment income                     (0.05)1         (0.05)        (0.05)         (0.05)          (0.04)
                                                       ----------      ----------    ----------     ----------     -----------
   Total distributions                                      (0.05)          (0.05)        (0.05)         (0.05)          (0.04)
                                                       ----------      ----------    ----------     ----------     -----------
NET ASSET VALUE AT END OF PERIOD                       $     1.00      $     1.00    $     1.00     $     1.00     $      1.00
                                                       ==========      ==========    ==========     ==========     ===========
Total return (%)                                             4.88            4.95          4.83           5.34            3.62
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets        0.75            0.75          0.75           0.75            0.74
Reductions reflected in above expense ratio                  0.17            0.17          0.17           0.17            0.18
Ratio of net investment income to average net assets         4.76            4.84          4.73           5.21            3.56
Net assets, end of period (000s)                       $2,207,451      $1,981,926    $1,986,862     $1,884,569     $ 1,897,328

1 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              Schwab U.S. Treasury Money Fund
                                                     -----------------------------------------------------------------------------
                                                         1998           1997             1996            1995             1994
                                                     ----------       ----------       ----------      ----------       ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period               $     1.00       $     1.00       $     1.00      $     1.00       $     1.00
                                                     ----------       ----------       ----------      ----------       ----------
From investment operations:
   Net investment income                                   0.05             0.05             0.05            0.05             0.04
                                                     ----------       ----------       ----------      ----------       ----------
   Total from investment operations                        0.05             0.05             0.05            0.05             0.04
Less distributions:
   Dividends from net investment income                   (0.05)1          (0.05)           (0.05)          (0.05)           (0.04)
                                                     ----------       ----------       ----------      ----------       ----------
   Total distributions                                    (0.05)           (0.05)           (0.05)          (0.05)           (0.04)
                                                     ----------       ----------       ----------      ----------       ----------
NET ASSET VALUE AT END OF PERIOD                     $     1.00       $     1.00       $     1.00      $     1.00       $     1.00
                                                     ==========       ==========       ==========      ==========       ==========
Total return (%)                                           4.69             4.85             4.77            5.25             3.52

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------
Ratio of net operating expenses to average net assets      0.65             0.65             0.65            0.65             0.65
Reductions reflected in above expense ratio                0.26             0.28             0.29            0.31             0.35
Ratio of net investment income to average net assets       4.58             4.75             4.67            5.11             3.60
Net assets, end of period (000s)                     $2,130,830       $1,765,445       $1,421,672      $1,193,689       $  803,871

1 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1998
(All dollar amounts are in thousands unless otherwise noted.)


1.  DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the three funds described above, the Trust also offers the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust generally are allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

As of December 31, 1998, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                         Schwab        Schwab         Schwab
                                          Money       Government   U.S. Treasury
                                       Market Fund    Money Fund    Money Fund
                                      ------------   ------------  -------------
       Expiring in:
       ------------
       12/31/99                           $209          $ --          $ --
       12/31/00                             --            --            --
       12/31/01                             --            53            28
       12/31/02                              2            74            23
       12/31/03                            118           161            49
       12/31/04                             --           162           113
       12/31/05                             --           226           137
       12/31/06                             --           119            89
                                          ----          ----          ----
       Total capital loss carryforwards   $329          $795          $439
                                          ====          ====          ====


RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $323, $122, and $64 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively, were reclassified from paid-in-capital to undistributed net investment income. In Schwab Government Money Fund $19 was reclassified from accumulated realized capital loss to paid in capital. These reclassifications have no effect on net assets or net asset values per share.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, Schwab Money Market Fund pays an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. For advisory services and facilities furnished, the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each pay an annual fee, payable monthly, of 0.46% on the first $1 billion of each Fund's average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The Investment Adviser has reduced a portion of its fees for the year ended December 31, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.45% of each Fund's average daily net assets.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser and/or Schwab. During the year ended December 31, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $95 related to the Trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the year ended December 31, 1998, the Money Market Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers. These transactions, made at current market value pursuant to Rule 17a-7 under the Investment Company Act of 1940, aggregated $48,751 for the Money Market Fund.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The Investment Adviser and Schwab guarantee that, through at least April 30, 1999, the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Funds' total operating expenses will not exceed 0.75%, 0.75% and 0.65%, respectively, of each Fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1998, the total of such fees reduced by the Investment Adviser was $25,922, $3,539 and $5,004 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Money Market Fund,
Schwab Government Money Fund, and
Schwab U.S. Treasury Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund, Schwab Government Money Fund, and Schwab U.S. Treasury Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter collectively referred to as the "Funds") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
January 29, 1999

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(1) that seek high current income consistent with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

(1)Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

SchwabFunds-Registered Trademark-

101 Montgomery Street
San Francisco, California 94104




INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1999 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20423 (0199-0837) MKT3857(1/99)